UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

     /s/ Christopher D. Johnson     Waltham, MA/USA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $818,631 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    16920    72000 SH       Sole                    72000        0        0
AUTODESK INC                   COM              052769106    22637   770500 SH       Sole                   770500        0        0
BAXTER INTL INC                COM              071813109    34920   600000 SH       Sole                   600000        0        0
BECKMAN COULTER INC            COM              075811109    21018   334686 SH       Sole                   334686        0        0
BIOVAIL CORP                   COM              09067J109    12740   759700 SH       Sole                   759700        0        0
CIGNA CORP                     COM              125509109     9145   250000 SH       Sole                   250000        0        0
DIRECTV                        COM CL A         25490A101    27034   799600 SH       Sole                   799600        0        0
DRESSER-RAND GROUP INC         COM              261608103    34062  1084100 SH       Sole                  1084100        0        0
EQUINIX INC                    COM NEW          29444U502    25892   266000 SH       Sole                   266000        0        0
EXPRESS SCRIPTS INC            COM              302182100    51908   510100 SH       Sole                   510100        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    10347   441409 SH       Sole                   441409        0        0
FLOWSERVE CORP                 COM              34354P105    11027   100000 SH       Sole                   100000        0        0
GEO GROUP INC                  COM              36159R103     7928   400000 SH       Sole                   400000        0        0
HEALTH NET INC                 COM              42222G108    38230  1537200 SH       Sole                  1537200        0        0
HEALTHSOUTH CORP               COM NEW          421924309    13784   737100 SH       Sole                   737100        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106    13243   340000 SH       Sole                   340000        0        0
INVESCO LTD                    SHS              G491BT108    15782   720323 SH       Sole                   720323        0        0
JPMORGAN CHASE & CO            COM              46625H100     9398   210000 SH       Sole                   210000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    21091   558714 SH       Sole                   558714        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    14580   500000 SH       Sole                   500000        0        0
LINCARE HLDGS INC              COM              532791100    60102  1339179 SH       Sole                  1339179        0        0
MASTERCARD INC                 CL A             57636Q104    12725    50100 SH       Sole                    50100        0        0
MCDERMOTT INTL INC             COM              580037109    12114   450000 SH       Sole                   450000        0        0
MCDONALDS CORP                 COM              580135101    38698   580000 SH       Sole                   580000        0        0
MONSANTO CO NEW                COM              61166W101    21365   299144 SH       Sole                   299144        0        0
POPULAR INC                    COM              733174106    49659 17064899 SH       Sole                 17064899        0        0
ROVI CORP                      COM              779376102    20963   564575 SH       Sole                   564575        0        0
SMITHFIELD FOODS INC           COM              832248108    10370   500000 SH       Sole                   500000        0        0
TERADATA CORP DEL              COM              88076W103    21192   733550 SH       Sole                   733550        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    10288   200000 SH       Sole                   200000        0        0
TIME WARNER INC                COM NEW          887317303    16417   525000 SH       Sole                   525000        0        0
TRANSDIGM GROUP INC            COM              893641100    65168  1228656 SH       Sole                  1228656        0        0
VISA INC                       COM CL A         92826C839    47272   519300 SH       Sole                   519300        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    10056   394050 SH       Sole                   394050        0        0
WESTERN UN CO                  COM              959802109    10556   622400 SH       Sole                   622400        0        0